UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
           --------------------------------------------------------------
Address:   280 Park Avenue, 21st Floor
           --------------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------------

Form 13F File Number:  28-06862
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash, Member of Joshua Nash LLC
         --------------------------------------------------------------
Title:   General Partner of Ulysses Partners, L.P.
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                   11/13/02
---------------------               ------------                   --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  NONE
                                                    ----


Form 13F Information Table Entry Total:             32
                                                    --

Form 13F Information Table Value Total:             $240,006,905
                                                    -------------



List of Other Included managers:

           NONE


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ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2002

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

                                                                                                 ITEM 5:
                                          ITEM 2:            ITEM 3:           ITEM 4:          Shares or
             ITEM 1:                     Title of             Cusip              Fair           Principal
          Name of Issuer                   Class              Number         Market Value        Amount         (a) Sole
--------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.              COM                      G3223R108              3,818,256          69,600        X
PARTNER RE LTD.                    COM                      G6852T105             12,199,176         253,200        X
ABBOTT LABORATORIES                COM                      002824100              4,949,000         122,500        X
AETNA                              PUT                      00817Y958             11,906,825         332,500        X
AMYLIN PHARMACEUTICALS             COM                      032346108              2,310,180         139,000        X
BARRICK GOLD CORP.                 COM                      067901108              2,993,375         192,500        X
BARRICK GOLD CORP.                 PUT                      067901958              2,938,950         189,000        X
CVS CORP                           COM                      126650100              4,497,090         177,400        X
CALPINE                            COM                      131347106              1,729,000         700,000        X
CALPINE                            PUT                      131347956              1,729,000         700,000        X
CHUBB CORP                         COM                      171232101              6,678,294         121,800        X
CHUBB CORP                         CALL                     171232901              6,716,675         122,500        X
COMPUTER ASSOCIATES                CALL                     204912909                672,000          70,000        X
DANAHER CORP                       PUT                      235851952              3,979,500          70,000        X
AMEX DIAMONDS                      UNIT SER 1               252787106              9,310,000         122,500        X
AMEX DIAMONDS                      PUT                      252787956             85,120,000       1,120,000        X
GENERAL MOTORS                     PUT                      370442955             12,253,500         315,000        X
HOUSEHOLD INTL                     CALL                     441815907              2,179,870          77,000        X
IMAGISTICS INTL.                   COM                      45247T104              4,792,070         276,200        X
IBM                                PUT                      459200951              3,061,275          52,500        X
IRON MOUNTAIN INC.                 COM                      462846106              3,478,608         139,200        X
NASDAQ 100 SHARES UNIT SER 1       UNIT SER 1               631100104              4,322,192         208,600        X
NASDAQ 100 SHARES UNIT SER 1       PUT                      631100954              7,252,000         350,000        X
OXFORD HEALTH PLANS                PUT                      691471956              1,362,900          35,000        X
PFIZER                             COM                      717081103             10,618,418         365,900        X
PFIZER                             PUT                      717081953              9,141,300         315,000        X
PHARMACIA CORP.                    COM                      71713U102              3,332,016          85,700        X
PROCTOR & GAMBLE                   PUT                      742718959              3,128,300          35,000        X
ROADWAY CORP.                      COM                      769742107                641,900          17,500        X
UNITED HEALTHGROUP                 PUT                      91324P952              6,105,400          70,000        X
WEBMD CORP                         COM                      94769M105              4,724,275         935,500        X
YELLOW CORP.                       COM                      985509108              2,065,560          70,000        X

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


                                     ITEM 6:                                                    ITEM 8:
                                INVESTMENT DISCRETION                                     VOTING AUTHORITY SHARES
                                   (b) Shares                     ITEM 7:
             ITEM 1:               as Defined      (c) Shared     Managers
          Name of Issuer           in Instr. V        Other      See Instr. V  (a) Sole       (b) Shared       (c) None
----------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                                                              X
PARTNER RE LTD.                                                                    X
ABBOTT LABORATORIES                                                                X
AETNA                                                                              X
AMYLIN PHARMACEUTICALS                                                             X
BARRICK GOLD CORP.                                                                 X
BARRICK GOLD CORP.                                                                 X
CVS CORP                                                                           X
CALPINE                                                                            X
CALPINE                                                                            X
CHUBB CORP                                                                         X
CHUBB CORP                                                                         X
COMPUTER ASSOCIATES                                                                X
DANAHER CORP                                                                       X
AMEX DIAMONDS                                                                      X
AMEX DIAMONDS                                                                      X
GENERAL MOTORS                                                                     X
HOUSEHOLD INTL                                                                     X
IMAGISTICS INTL.                                                                   X
IBM                                                                                X
IRON MOUNTAIN INC.                                                                 X
NASDAQ 100 SHARES UNIT SER 1                                                       X
NASDAQ 100 SHARES UNIT SER 1                                                       X
OXFORD HEALTH PLANS                                                                X
PFIZER                                                                             X
PFIZER                                                                             X
PHARMACIA CORP.                                                                    X
PROCTOR & GAMBLE                                                                   X
ROADWAY CORP.                                                                      X
UNITED HEALTHGROUP                                                                 X
WEBMD CORP                                                                         X
YELLOW CORP.                                                                       X

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